Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
THE HARTFORD GLOBAL HEALTH FUND (Prospectus Summary): | THE HARTFORD GLOBAL HEALTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD HEALTHCARE FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT DATED AUGUST 5, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD HEALTHCARE FUND (FORMERLY
THE HARTFORD GLOBAL HEALTH FUND) PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS) AND
JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of each of the above-referenced Prospectuses and Summary Prospectuses.

THE HARTFORD GLOBAL HEALTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHAX
THE HARTFORD GLOBAL HEALTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHBX
THE HARTFORD GLOBAL HEALTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHCX
THE HARTFORD GLOBAL HEALTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHYX
THE HARTFORD GLOBAL HEALTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHIX
THE HARTFORD GLOBAL HEALTH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHRX
THE HARTFORD GLOBAL HEALTH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHSX
THE HARTFORD GLOBAL HEALTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHTX